NOTE 33. PRIOR YEAR RECLASSIFICATIONS	12 Months Ended
Dec. 31, 2021
NOTE 33. PRIOR YEAR RECLASSIFICATIONS	NOTE 33. PRIOR YEAR RECLASSIFICATIONS Certain comparative figures have been reclassified to conform with the current year's presentation of the consolidated financial statements.